Document and Entity Information	Mar. 02, 2021
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0000006845
Document Type	8-K
Document Period End Date	Mar. 02, 2021
Entity Registrant Name	APOGEE ENTERPRISES, INC.
Entity File Number	0-6365
Entity Incorporation State Country Code	MN
Entity Tax Identification Number	41-0919654
Entity Address, Address Line One	4400 West 78th Street - Suite 520
Entity Address, City or Town	Minneapolis
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	55435
City Area Code	(952)
Local Phone Number	835-1874
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.33 1/3 Par Value
Trading Symbol	APOG
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false